Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Summary of Other Borrowings	A summary of other borrowings at December 31 follows:

	2023	2022
	(In thousands)
Advances from the FHLB	$50,000	$25,000
FRB	—	61,000
Other	26	6
Total	$50,026	$86,006

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2023		2022
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2023	$—	—%	$25,000	4.28%
2025	50,000	5.16%	—
Total fixed rate advances	$50,000	5.16%	$25,000	4.28%